Related Party Transaction and Balances - Schedule of Balances with Affected Entity (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Balances with Affected Entity [Abstract]
Payables to Affected Entity, non-current			¥ 173,046,163
Total			¥ 173,046,163